Components Of Deferred Income Tax Assets And Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
AMT tax credit carryforwards	$ 31	$ 30
Post-retirement benefits other than pensions	49	54
Federal and foreign net operating loss carryforwards	18	35
State net operating loss carryforwards	7	9
Pension liability	143	139
Other deductible temporary differences	17	23
Less: valuation allowances	(95)	(121)
Deferred tax asset net	170	169
Deferred tax liabilities:
Fixed asset basis difference	112	116
Inventory basis difference	130	131
Other intangibles	11	19
Deferred tax liabilities	253	266
Net deferred tax liability	$ (83)	$ (97)